Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 02, 2017
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 1-3 Year Credit Bond ETF (CSJ),

iShares 1-3 Year Treasury Bond ETF (SHY),

iShares 3-7 Year Treasury Bond ETF (IEI),

iShares 7-10 Year Treasury Bond ETF (IEF),

iShares Cohen & Steers REIT ETF (ICF),

iShares Core 1-5 Year USD Bond ETF (ISTB),

iShares Core MSCI EAFE ETF (IEFA),

iShares Core S&P U.S. Growth ETF (IUSG),

iShares Core S&P U.S. Value ETF (IUSV),

iShares Core Total USD Bond Market ETF (IUSB),

iShares Currency Hedged MSCI EAFE ETF (HEFA),

iShares Currency Hedged MSCI Germany ETF (HEWG),

iShares Edge MSCI Min Vol EAFE ETF (EFAV),

iShares Edge MSCI Min Vol USA ETF (USMV),

iShares Edge MSCI USA Momentum Factor ETF (MTUM),

iShares Edge MSCI USA Quality Factor ETF (QUAL),

iShares Edge MSCI USA Value Factor ETF (VLUE),

iShares Exponential Technologies ETF (XT),

iShares Floating Rate Bond ETF (FLOT),

iShares Intermediate Credit Bond ETF (CIU),

iShares Intermediate Government/Credit Bond ETF (GVI),

iShares International Preferred Stock ETF (IPFF),

iShares International Select Dividend ETF (IDV),

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB),

iShares MBS ETF (MBB),

iShares Mortgage Real Estate Capped ETF (REM),

iShares MSCI EAFE Growth ETF (EFG),

iShares MSCI EAFE Value ETF (EFV),

iShares North American Natural Resources ETF (IGE),

iShares North American Tech-Software ETF (IGV),

iShares S&P Small-Cap 600 Growth ETF (IJT),

iShares Select Dividend ETF (DVY),

iShares Short Treasury Bond ETF (SHV),

iShares Transportation Average ETF (IYT),

iShares U.S. Aerospace & Defense ETF (ITA),

iShares U.S. Credit Bond ETF (CRED),

iShares U.S. Home Construction ETF (ITB),

iShares U.S. Industrials ETF (IYJ),

iShares U.S. Oil & Gas Exploration & Production ETF (IEO),

iShares U.S. Preferred Stock ETF (PFF),

iShares U.S. Telecommunications ETF (IYZ),

iShares U.S. Treasury Bond ETF (GOVT)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-3 Year Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 1-3 Year Credit Bond ETF (CSJ),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-3 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 1-3 Year Treasury Bond ETF (SHY),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 3-7 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 3-7 Year Treasury Bond ETF (IEI),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 7-10 Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 7-10 Year Treasury Bond ETF (IEF),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Cohen & Steers REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Cohen & Steers REIT ETF (ICF),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core 1-5 Year USD Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core 1-5 Year USD Bond ETF (ISTB),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core MSCI EAFE ETF (IEFA),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P U.S. Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core S&P U.S. Growth ETF (IUSG),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core S&P U.S. Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core S&P U.S. Value ETF (IUSV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core Total USD Bond Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core Total USD Bond Market ETF (IUSB),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Currency Hedged MSCI EAFE ETF (HEFA),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Currency Hedged MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Currency Hedged MSCI Germany ETF (HEWG),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Edge MSCI Min Vol EAFE ETF (EFAV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI Min Vol USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Edge MSCI Min Vol USA ETF (USMV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Edge MSCI USA Momentum Factor ETF (MTUM),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Edge MSCI USA Quality Factor ETF (QUAL),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Edge MSCI USA Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Edge MSCI USA Value Factor ETF (VLUE),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Exponential Technologies ETF (XT),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Floating Rate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Floating Rate Bond ETF (FLOT),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Intermediate Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Intermediate Credit Bond ETF (CIU),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Intermediate Government/Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Intermediate Government/Credit Bond ETF (GVI),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares International Preferred Stock ETF (IPFF),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares International Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares International Select Dividend ETF (IDV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares J.P. Morgan USD Emerging Markets Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares J.P. Morgan USD Emerging Markets Bond ETF (EMB),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MBS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MBS ETF (MBB),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Mortgage Real Estate Capped ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Mortgage Real Estate Capped ETF (REM),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI EAFE Growth ETF (EFG),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI EAFE Value ETF (EFV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares North American Natural Resources ETF (IGE),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares North American Tech-Software ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares North American Tech-Software ETF (IGV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares S&P Small-Cap 600 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares S&P Small-Cap 600 Growth ETF (IJT),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Select Dividend ETF (DVY),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Short Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Short Treasury Bond ETF (SHV),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Transportation Average ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Transportation Average ETF (IYT),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Aerospace & Defense ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Aerospace & Defense ETF (ITA),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Credit Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Credit Bond ETF (CRED),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Home Construction ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Home Construction ETF (ITB),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Industrials ETF (IYJ),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Oil & Gas Exploration & Production ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Oil & Gas Exploration & Production ETF (IEO),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Preferred Stock ETF (PFF),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Telecommunications ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Telecommunications ETF (IYZ),

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist1_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 2, 2017

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares U.S. Treasury Bond ETF (GOVT)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for each Fund.

Effective on or around August 2, 2017, the iShares 1-3 Year Credit Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, iShares Core S&P U.S. Growth ETF, iShares Core S&P U.S. Value ETF, iShares Core Total USD Bond Market ETF, iShares Currency Hedged MSCI Germany ETF, iShares Exponential Technologies ETF, iShares Intermediate Credit Bond ETF, iShares J.P. Morgan USD Emerging Markets Bond ETF, iShares MBS ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Turkey ETF, iShares S&P Small-Cap 600 Growth ETF, iShares Select Dividend ETF, iShares Short Treasury Bond ETF, iShares U.S. Credit Bond ETF and iShares U.S. Preferred Stock ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

Effective on or around August 2, 2017, the iShares Cohen & Steers REIT ETF, iShares Core MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI Emerging Markets ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Emerging Markets ETF, iShares Edge MSCI Min Vol Global ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares Floating Rate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares International Preferred Stock ETF, iShares International Select Dividend ETF, iShares Mortgage Real Estate Capped ETF, iShares MSCI Chile Capped ETF, iShares MSCI EAFE Growth ETF, iShares MSCI EAFE Value ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver Miners ETF, iShares North American Natural Resources ETF, iShares North American Tech-Software ETF, iShares Transportation Average ETF, iShares U.S. Aerospace & Defense ETF, iShares U.S. Home Construction ETF, iShares U.S. Industrials ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Telecommunications ETF and iShares U.S. Treasury Bond ETF will transfer their primary listings to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.